UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  April 30, 2019

Item 1. Reports to Stockholders.

Marmont Redwood
International Equity Fund

Semi-Annual Report
April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on the Fund’s website, www.marmontpartners.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-MAR-MONT, sending an e-mail request to inquiries@marmontpartners.com, or by enrolling at www.marmontpartners.com. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-MAR-MONT or send an email request to inquiries@marmontpartners.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Marmont Redwood International Equity Fund

Table of Contents

Sector Allocation	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	12
Expense Example	22
Notice to Shareholders	24
Notice of Privacy Policy & Practices	25

Marmont Redwood International Equity Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at April 30, 2019 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at April 30, 2019 (Unaudited)

Japan	19.1%
Switzerland	15.6%
France	10.7%
Germany	9.2%
United Kingdom	5.5%
Sweden	5.2%
Spain	4.9%
Netherlands	4.5%
Israel	3.0%
Singapore	2.5%
Finland	2.5%
Guernsey	2.5%
New Zealand	2.4%
Austria	2.4%
Australia	2.1%
Canada	2.0%
Italy	1.4%
Short-Term Investments and Other	4.5%

Percentages represent market value as a percentage of net assets.

Marmont Redwood International Equity Fund

SCHEDULE OF INVESTMENTS
at April 30, 2019 (Unaudited)

	Number of
COMMON STOCKS – 95.6%	Shares	Value

Communication Services – 7.6%
Cellnex Telecom SA	10,225	$314,973
Deutsche Telekom AG	11,387	190,789
Nintendo Co. Ltd.	633	218,015
		723,777

Consumer Discretionary – 10.2%
JD Sports Fashion PLC	24,488	201,296
LVMH Moet Hennessy Louis Vuitton SE	717	281,508
Pan Pacific International Holdings Corp.	3,400	219,111
Puma SE	435	269,076
		970,991

Consumer Staples – 17.7%
a2 Milk Co. Ltd. (a)	20,046	225,793
Coca-Cola HBC AG	8,555	306,400
L’Oreal SA	1,088	299,258
Nestle SA	4,578	440,759
Remy Cointreau SA	1,420	189,210
Unicharm Corp.	7,022	231,739
		1,693,159

Energy – 6.8%
Lundin Petroleum AB	7,896	257,143
Neste Oyj	7,278	240,558
Repsol SA	8,858	150,309
		648,010

Financials – 13.2%
Burford Capital Ltd.	10,951	234,318
DBS Group Holdings Ltd.	11,663	242,537
ING Groep NV	14,033	179,062
Partners Group Holding AG	367	276,815
Toronto-Dominion Bank	3,413	194,687
UniCredit S.p.A.	9,697	134,247
		1,261,666

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2019 (Unaudited)

	Number of
COMMON STOCKS – 95.6% (Continued)	Shares	Value

Health Care – 8.1%
Asahi Intecc Co. Ltd.	4,138	$209,627
Ipsen SA	884	103,243
Lonza Group AG	310	95,737
Roche Holding AG	1,391	367,034
		775,641

Industrials – 12.7%
Bunzl PLC	3,961	119,468
Experian PLC	6,960	202,598
HOCHTIEF AG	1,177	175,972
MTU Aero Engines AG	1,045	246,547
Recruit Holdings Co. Ltd.	9,205	277,198
SG Holdings Co. Ltd.	7,262	194,469
		1,216,252

Information Technology – 11.8%
Computershare Ltd.	16,239	204,291
Nice Ltd. (a)	2,070	285,154
Obic Co. Ltd.	2,078	241,246
Telefonaktiebolaget LM Ericsson	24,617	243,516
Ubisoft Entertainment SA (a)	1,563	149,327
		1,123,534

Materials – 5.1%
Koninklijke DSM NV	2,187	250,132
Taiyo Nippon Sanso Corp.	14,029	233,747
		483,879

Utilities – 2.4%
Verbund AG	4,546	225,742
TOTAL COMMON STOCKS
(Cost $8,562,379)		9,122,651

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2019 (Unaudited)

	Number of
SHORT-TERM INVESTMENTS – 3.6%	Shares	Value

MONEY MARKET FUNDS – 3.6%
First American Government Obligations Fund –
Class X, 2.36% (b)	348,999	$348,999
TOTAL SHORT-TERM INVESTMENTS
(Cost $348,999)		348,999
TOTAL INVESTMENTS
(Cost $8,911,378) – 99.2%		9,471,650
Other Assets in Excess of Liabilities – 0.8%		76,321
TOTAL NET ASSETS – 100.0%		$9,547,971

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of April 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2019 (Unaudited)

Assets:
Investments, at value (cost of $8,911,378)	$9,471,650
Foreign currencies, at value (cost $8,945)	8,962
Receivables:
Securities sold	102,507
Dividends and interest	22,213
Due from advisor	27,807
Prepaid expenses	33,709
Total assets	9,666,848

Liabilities:
Payables:
Securities purchased	49,717
Fund shares redeemed	541
Administration and fund accounting fees	32,385
Distribution fees	3,114
Reports to shareholders	5,547
Compliance expense	1,336
Custody fees	5,938
Transfer agent fees and expenses	15,075
Other accrued expenses	5,224
Total liabilities	118,877

Net assets	$9,547,971

Net assets consist of:
Paid in capital	$10,401,702
Total accumulated deficit	(853,731)
Net assets	$9,547,971

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$7,124,068
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	730,402
Net asset value, offering price and redemption price per share	$9.75

Retail Shares:
Net assets applicable to outstanding Retail Shares	$2,423,903
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	248,924
Net asset value, offering price and redemption price per share	$9.74

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2019 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $12,963)	$94,374
Interest	3,456
Total investment income	97,830

Expenses:
Investment advisory fees (Note 4)	49,755
Administration and fund accounting fees (Note 4)	57,258
Distribution fees (Note 5)
Distribution fees – Retail Shares	2,884
Transfer agent fees and expenses	34,002
Federal and state registration fees	15,325
Audit fees	7,687
Compliance expense	7,941
Legal fees	8,183
Reports to shareholders	2,715
Trustees’ fees and expenses	5,252
Custody fees	29,559
Other	4,271
Total expenses before reimbursement from advisor	224,832
Expense reimbursement from advisor (Note 4)	(172,193)
Net expenses	52,639
Net investment income	45,191

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	(1,253,460)
Foreign currency related transactions	330
Net change in unrealized gain (loss) on:
Investments	1,516,287
Foreign currency related transactions	95,169
Net realized and unrealized gain (loss) on investments	358,326
Net increase in net assets resulting from operations	$403,517

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018*
Operations:
Net investment income	$45,191	$481
Net realized loss on investments
and foreign currency transactions	(1,253,130)	(223,283)
Net change in unrealized
appreciation (depreciation) on investments	1,611,456	(1,051,541)
Net increase (decrease) in net assets
resulting from operations	403,517	(1,274,343)

Capital Share Transactions:
Proceeds from shares sold
Retail shares	126,116	2,488,184
Institutional shares	295,635	10,788,798
Cost of shares redeemed
Retail shares	(233,138)	—
Institutional shares	(3,014,583)	(32,215)
Net increase (decrease) in net assets
from capital share transactions	(2,825,970)	13,244,767

Total increase (decrease) in net assets	(2,422,453)	11,970,424

Net Assets:
Beginning of period	11,970,424	—
End of period	$9,547,971	$11,970,424

Changes in Shares Outstanding:
Shares sold
Retail shares	13,739	261,363
Institutional shares	32,420	1,050,588
Shares redeemed
Retail shares	(26,178)	—
Institutional shares	(349,186)	(3,420)
Net increase (decrease) in shares outstanding	(329,205)	1,308,531

*	The Marmont Redwood International Equity Fund – Institutional Shares commenced operations on February 14, 2018. The Retail Shares commenced operations on September 17, 2018.

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	Six Months Ended		February 14, 2018*
	April 30, 2019		through
	(Unaudited)		October 31, 2018
Net Asset Value – Beginning of Period	$9.15		$10.00

Income from Investment Operations:
Net investment income[1]	0.04		—	[2]
Net realized and unrealized
gain (loss) on investments	0.56		(0.85)
Total from investment operations	0.60		(0.85)

Net Asset Value – End of Period	$9.75		$9.15

Total Return	6.56	%^	(8.50	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$7,124		$9,580
Ratio of operating expenses to average net assets:
Before reimbursements	4.44	%+	11.31	%+
After reimbursements	1.00	%+	1.00	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	(2.51	)%+	(10.25	)%+
After reimbursements	0.93	%+	0.06	%+
Portfolio turnover rate[3]	51	%^	53	%^

*	Commencement of operations for Institutional Shares was February 14, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01 per share.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal period.

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Retail Shares

	Six Months Ended		September 17, 2018*
	April 30, 2019		through
	(Unaudited)		October 31, 2018
Net Asset Value – Beginning of Period	$9.15		$10.32

Income from Investment Operations:
Net investment income/(loss)[1]	0.04		(0.01)
Net realized and unrealized
gain (loss) on investments	0.55		(1.16)
Total from investment operations	0.59		(1.17)

Net Asset Value – End of Period	$9.74		$9.15

Total Return	6.45	%^	(11.34	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,424		$2,390
Ratio of operating expenses to average net assets:
Before reimbursements	4.79	%+	4.43	%+
After reimbursements	1.25	%+	1.25	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	(2.71	)%+	(3.99	)%+
After reimbursements	0.83	%+	(0.81	)%+
Portfolio turnover rate[2]	51	%^	53	%^

*	Commencement of operations for Retail Shares was September 17, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment income/(loss) per share was calculated using the average shares outstanding method.
[2]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal period.

The accompanying notes are an integral part of these financial statements.

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Marmont Redwood International Equity Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified series of the Trust, an open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The Fund’s Institutional Shares commenced operations on February 14, 2018.  The Fund’s Retail Shares commenced operations on September 17, 2018.  Each class of shares differs principally in its respective distribution expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  Marmont Partners LLC (the “Advisor”) serves as the investment advisor to the Fund. Redwood Investments, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Discounts and premiums on fixed income securities are amortized using the effective interest method.

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

I.
Recent Accounting Pronouncements and Rule Issuances: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Fund’s fair value disclosures for the current reporting period.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release are effective November 5, 2018 and the Funds’ Statement of Assets and Liabilities and the Statement of Changes in Net Assets for the current and prior reporting period have been modified accordingly.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of April 30, 2019, was comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

     The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services (“ICE”) as a third-party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2019:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$—	$723,777	$—	$723,777
Consumer Discretionary	269,076	701,915	—	970,991
Consumer Staples	189,210	1,503,949	—	1,693,159
Energy	—	648,010	—	648,010
Financials	194,687	1,066,979	—	1,261,666
Health Care	—	775,641	—	775,641
Industrials	—	1,216,252	—	1,216,252
Information Technology	—	1,123,534	—	1,123,534
Materials	—	483,879	—	483,879
Utilities	—	225,742	—	225,742
Total Common Stocks	652,973	8,469,678	—	9,122,651
Short-Term Investments	348,999	—	—	348,999
Total Investments in Securities	$1,001,972	$8,469,678	$—	$9,471,650

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2019, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  For the six months ended April 30, 2019, the Fund incurred $49,755 in advisory fees.  The Advisor has hired Redwood Investments, LLC as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding Acquired Fund Fees and Expenses, taxes, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for each class of shares:

Marmont Redwood International Equity Fund
Institutional Shares	1.00%
Retail Shares	1.25%

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

For the six months ended April 30, 2019, the Advisor reduced its fees and absorbed Fund expenses in the amount of $172,193 for the Fund. The waivers and reimbursements will remain in effect through February 14, 2021 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

10/31/2021	4/30/2022	Total
$198,676	$172,193	$370,869

    U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended April 30, 2019, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$57,258
Custody	$29,559
Transfer agency(a)	$24,513

(a) Does not include out-of-pocket expenses.

At April 30, 2019, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$32,385
Custody	$ 5,938
Transfer agency(a)	$10,666

(a) Does not include out-of-pocket expenses.

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Shares.  The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended April 30, 2019, the Marmont Redwood International Equity Fund incurred distribution expenses on its Retail Shares of $2,884.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended April 30, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Equity Fund	$5,021,526	$7,729,811

There were no purchases or sales of long-term U.S. Government securities.

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2018, the Fund’s most recent fiscal period, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$13,068,111
Gross unrealized appreciation	73,502
Gross unrealized depreciation	(1,145,357)
Net unrealized depreciation	(1,071,855)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(185,393)
Total accumulated earnings/(losses)	$(1,257,248)

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.

As of October 31, 2018, the Fund’s most recent fiscal period, the Fund had short-term tax basis capital losses with no expiration date of $185,366.

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk: Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

     Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Marmont Redwood International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2019 (Unaudited)

New Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Medium and Small Capitalization Risk:  Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Marmont Redwood International Equity Fund

EXPENSE EXAMPLE
April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2018 to April 30, 2019 for the Institutional Shares and Retail Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Marmont Redwood International Equity Fund

EXPENSE EXAMPLE (Continued)
April 30, 2019 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/1/18	4/30/19	11/1/18 – 4/30/19
Actual
Institutional Shares	$1,000.00	$1,065.60	$5.12
Retail Shares	$1,000.00	$1,064.50	$6.40

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,019.84	$5.01
Retail Shares	$1,000.00	$1,018.60	$6.26

(1)
Expenses are equal to the Institutional and Retail Shares’ annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Marmont Redwood International Equity Fund

NOTICE TO SHAREHOLDERS
at April 30, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-833-MAR-MONT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-833-MAR-MONT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-833-MAR-MONT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-MAR-MONT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Marmont Redwood International Equity Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-833-MAR-MONT.

(This Page Intentionally Left Blank.)

Investment Advisor
Marmont Partners LLC
925 West Lancaster Avenue, Suite 220
Bryn Mawr, PA 19010

Investment Sub-Advisor
Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, MA 02458

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(833) MAR-MONT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*       /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    7/3/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    7/3/2019

By (Signature and Title)*       /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date    7/8/2019

* Print the name and title of each signing officer under his or her signature.